Improvements to concession assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Service Concession Arrangements [Abstract]
Improvements to concession assets
8.	Improvements to concession assets

As of December 31, 2019, 2020 and 2021, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2019		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2019
Investment:
Improvements to concession assets	Ps.	13,441,649	Ps.	760,726	Ps.	(21,977)	Ps.	2,804,400	Ps.	(141,702)	Ps.	16,843,096
Construction in-progress		2,382,118		1,218,757		—		(2,804,400)		(14,470)		782,005
Total investment		15,823,767		1,979,483		(21,977)		—		(156,172)		17,625,101
Accumulated amortization		(4,840,907)		(784,680)		21,977		—		41,892		(5,561,718)
Net amounts	Ps.	10,982,860	Ps.	1,194,803	Ps.	-	Ps.	—	Ps.	(114,280)	Ps.	12,063,383

	Balance as of January 1, 2020		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2020
Investment:
Improvements to concession assets	Ps.	16,843,096	Ps.	321,758	Ps.	—	Ps.	259,621	Ps.	202,739	Ps.	17,627,214
Construction in-progress		782,005		2,153,038		—		(259,621)		9,207		2,684,629
Total investment		17,625,101		2,474,796		—		—		211,946		20,311,843
Accumulated amortization		(5,561,718)		(939,336)		—		—		(46,949)		(6,548,003)
Net amounts	Ps.	12,063,383	Ps.	1,535,460	Ps.	—	Ps.	—	Ps.	164,997	Ps.	13,763,840

	Balance as of January 1, 2021		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2021
Investment:
Improvements to concession assets	Ps.	17,627,214	Ps.	379,965	Ps.	(24,144)	Ps.	928,723	Ps.	120,768	Ps.	19,032,526
Construction in-progress		2,684,629		3,586,390		—		(928,723)		10,282		5,352,578
Total investment		20,311,843		3,966,355		(24,144)		—		131,050		24,385,104
Accumulated amortization		(6,548,003)		(945,086)		13,837		—		(48,000)		(7,527,252)
Net amounts	Ps.	13,763,840	Ps.	3,021,269	Ps.	(10,307)	Ps.	—	Ps.	83,050	Ps.	16,857,852

As of December 31, 2019, 2020 and 2021, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2019		December 31, 2020		December 31, 2021
Net amounts:
Improvements to concession assets	Ps.	11,281,378	Ps.	11,079,211	Ps.	11,505,274
Construction in-progress		782,005		2,684,629		5,352,578
Total amounts	Ps.	12,063,383	Ps.	13,763,840	Ps.	16,857,852

Improvements to concession assets are comprised by intangible assets from additions and improvements to such assets in accordance with IFRIC 12, as well as other investments that have been carried out to the infrastructure of the airports qualifying as intangible assets, even though they are not in committed investments in the MDP.

As of December 31, 2019, 2020 and 2021, the balance of machinery, equipment, improvements on leased assets and improvements to concession assets includes investments pending to be paid in Mexican airports of Ps.286,409, Ps.540,854 and Ps.1,427,990, respectively. Construction in-progress relates mainly to the rehabilitation of the expansion of the terminal building expansion of the general apron at the San José del Cabo airport, the building of a new processing building at the Tijuana airport, the building of a new runway and taxiing runway parallel to the main runway , roads, hangar area and fire rescue service building at the Guadalajara airport, rehabilitation of taxiway in  Puerto Vallarta airport and the expansion of the checked-in baggage system at airports in Mexico, as well as the expansion of the terminal at the Montego Bay airport.